Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings (loss) per share
Schedule of basic and diluted net (loss)/earnings per share

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011

Numerator:

Numerator for basic (loss)/earnings per share from continuing operations	(196,914)	1,775,181	(572,098)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	—	(70,458)	—
Foreign exchange gain on convertible notes	—	(33,021)	—
Accretion of non-cash interest charge on convertible notes	—	95,547	—
Amortization of deferred issuance cost in relation to convertible notes	—	28,368	—
Interest expense of convertible notes	—	67,876	—
Capitalized interest	—	(28,626)	—
Numerator for diluted (loss)/earnings per share from continuing operations	(196,914)	1,834,867	(572,098)

Numerator for basic (loss)/earnings per share from discontinued operations	3,415	(19,830)	7,753
Numerator for diluted (loss)/earnings per share from discontinued operations	3,415	(19,830)	7,753

Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding*	161,643,312	162,900,657	167,101,076
Dilutive effect of share options and RSUs**	—	728,804	—
Dilutive effect of convertible notes**	—	7,487,223	—
Denominator for diluted earnings per share	161,643,312	171,116,684	167,101,076

Basic (loss)/earnings per share from continuing operations	(1.22)	10.90	(3.42)
Diluted (loss)/earnings per share from continuing operations	(1.22)	10.72	(3.42)

Basic (loss)/earnings per share from discontinued operations	0.02	(0.12)	0.04
Diluted (loss)/earnings per share from discontinued operations	0.02	(0.12)	0.04

* 6,562,760 shares loaned pursuant to the ADS Lending Agreement that were to be returned to us have been included in the per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares (see Note 16).

** These potentially dilutive securities totaling 9,400,229 and 7,875,966 in 2009 and 2011, respectively, were not included in the calculation of dilutive earnings per share in 2009 and 2011 because of their anti-dilutive effect.